Financial result (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Financial result
Finance expense	€ (6,175)	€ (648)	€ (6,333)	€ (3,795)
Interest expense on lease liabilities	(33)	(38)	(103)	(110)
Long-term debt	(1,475)	(538)	(2,625)	(1,598)
Expense from revaluation of derivative financial instruments	(4,664)		(2,827)	(1,942)
Change in fair value of bond funds		(70)	(773)	(137)
Other	(3)	(2)	(5)	(8)
Finance income	8	1,336	610	163
Payout of bond funds		54	77	90
Income from revaluation of derivative financial instruments		1,280	516
Other	8	2	17	73
Financial result	€ (6,167)	€ 688	€ (5,723)	€ (3,632)